POST-EMPLOYMENT BENEFITS - Contributions to Plans (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Employee Benefits [Abstract]
Employer contribution	$ 134	$ 177
Employee contribution	31	32
Total contribution	$ 165	$ 209